Loan and lease operations - Schedule of Composition of Carrying Amount of Loan Operations and Lease Operations by Type Sector of Debtor Maturity and Concentration (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Total	R$ 1,083,798	R$ 1,025,493
Expected credit loss	(48,341)	(49,024)
Total loans and lease operations, net of Expected Credit Loss	1,035,457	976,469
Largest debtor
Disclosure of detailed information about borrowings [line items]
By concentration	7,032	6,658
10 largest debtors
Disclosure of detailed information about borrowings [line items]
By concentration	49,933	44,294
20 largest debtors
Disclosure of detailed information about borrowings [line items]
By concentration	73,601	66,407
50 largest debtors
Disclosure of detailed information about borrowings [line items]
By concentration	118,551	106,980
100 largest debtors
Disclosure of detailed information about borrowings [line items]
By concentration	162,236	148,748
Overdue as from 1 day
Disclosure of detailed information about borrowings [line items]
Total	23,280	23,496
Falling due up to 3 months
Disclosure of detailed information about borrowings [line items]
Total	270,555	273,729
Falling due from 3 months to 12 months
Disclosure of detailed information about borrowings [line items]
Total	258,364	262,710
Falling due after 1 year
Disclosure of detailed information about borrowings [line items]
Total	531,599	465,558
Individuals
Disclosure of detailed information about borrowings [line items]
Total	473,226	445,574
Individuals | Credit card
Disclosure of detailed information about borrowings [line items]
Total	153,526	143,048
Individuals | Personal loan
Disclosure of detailed information about borrowings [line items]
Total	66,498	66,104
Individuals | Payroll loans
Disclosure of detailed information about borrowings [line items]
Total	75,319	74,524
Individuals | Vehicles
Disclosure of detailed information about borrowings [line items]
Total	36,303	36,637
Individuals | Mortgage loans
Disclosure of detailed information about borrowings [line items]
Total	141,580	125,261
Companies
Disclosure of detailed information about borrowings [line items]
Total	380,288	357,633
Large companies
Disclosure of detailed information about borrowings [line items]
Total	158,738	152,412
Micro / small and medium companies
Disclosure of detailed information about borrowings [line items]
Total	221,550	205,221
Foreign loans - Latin America
Disclosure of detailed information about borrowings [line items]
Total	R$ 230,284	R$ 222,286